AQR FUNDS

Supplement dated March 30, 2026 (“Supplement”)

to the Class I, Class N and Class R6 Shares Summary Prospectus and Prospectus,

each dated January 29, 2026, as amended (“Summary Prospectus” and “Prospectus,”

respectively), of the AQR Large Cap Defensive Style Fund (the “Fund”)

This Supplement updates certain information contained in the Summary Prospectus and Prospectus. Please review this important information carefully. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 219512, Kansas City, MO 64121-9512.

1.

Effective on or around May 12, 2026, the section entitled “Fund Summary—Principal Investment Strategies of the Fund”, beginning on page 2 of the Summary Prospectus and page 39 of the Prospectus, is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of large-cap companies. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, equity swaps, equity index swaps, stock index futures, real estate investment trusts (“REITs”) or REIT-like entities and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, the Adviser generally considers large-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Adviser. There is no guarantee that the Fund’s objective will be met.

The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the Russell 1000® Total Return Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.

The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund is generally expected to lag the performance of traditional U.S. equity funds when equity markets are rising, but to generally exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in stocks and industries such that the Adviser believes will result in a portfolio that exhibits low measures of risk and high quality (e.g., stable companies with good business health). The Adviser believes that emphasizing lower risk may result in a portfolio with lower “beta” to markets than an approach that emphasizes higher risk. Thus, the Adviser focuses on investments in companies that are expected to reduce the portfolio’s sensitivity to security market fluctuations and that are anticipated to result in the overall performance of the portfolio to generally exhibit a “beta” that is lower than that of the U.S. equity markets over time. The Adviser expects that the emphasis toward a portfolio with low “beta” and high-quality characteristics may produce higher risk-adjusted returns over a full market cycle than an approach which emphasizes high “beta” or poor quality. The Adviser will tactically manage the Fund’s “beta” exposure through the use of Equity Instruments. The Adviser expects that the Fund’s targeted annualized tracking error, when taking into consideration the Fund’s portfolio “beta” relative to the U.S. equity market, will typically range between 2% - 6% over the long term.

In constructing the portfolio, the Adviser uses quantitative models that combine statistical measures of risk with active management focused on improving the portfolio’s quality characteristics, as well as additional criteria that form the Adviser’s security selection process, while also diversifying by issuer and industry. The Adviser uses volatility and correlation forecasting and other portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•	deferring realizations of net capital gains;

•	limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.

There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each Equity Instrument.

2.

Effective on or around May 12, 2026, the section entitled “Details About the Funds—Details about the AQR Large Cap Defensive Style Fund—Principal Investment Strategies”, beginning on page 69 of the Prospectus, is deleted in its entirety and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues a “defensive” investment style, seeking to provide downside protection with upside potential through active stock selection, risk management and diversification.

The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in Equity Instruments of large-cap companies. Equity Instruments include common stock, preferred stock, warrants, exchange-traded funds that invest in equity securities, equity swaps, equity index swaps, stock index futures, real estate investment trusts (“REITs”) or REIT-like entities and other derivative instruments where the reference asset is an equity security. As of the date of this prospectus, the Adviser generally considers large-cap companies to be those companies with market capitalizations within the range of the Russell 1000® Total Return Index at the time of purchase. As of December 31, 2025, the market capitalization of the companies comprising the Russell 1000® Total Return Index ranged from $1.3 billion to $4.6 trillion. The Fund can invest in companies of any size and may invest in small- and mid-cap companies from time to time in the discretion of the Adviser. There is no guarantee that the Fund’s objective will be met.

The Fund’s portfolio will be managed by both overweighting and underweighting securities, industries, and sectors relative to the Russell 1000® Total Return Index. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.

The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.

The Fund pursues a defensive investment style, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. In other words, the Fund is generally expected to lag the performance of traditional U.S. equity funds when equity markets are rising, but to generally exceed the performance of traditional U.S. equity funds during equity market declines. To achieve this result, the Fund will be broadly diversified across companies and industries and will invest in stocks and industries such that the Adviser believes will result in a portfolio that exhibits low measures of risk and high quality (e.g., stable companies with good business health). The Adviser believes that emphasizing lower risk may result in a portfolio with lower “beta” to markets than an approach that emphasizes higher risk. Thus, the Adviser focuses on investments in companies that are expected to reduce the portfolio’s sensitivity to security market fluctuations and that are anticipated to result in the overall performance of the portfolio to generally exhibit a “beta” that is lower than that of the U.S. equity markets over time. The Adviser expects that the emphasis toward a portfolio with low “beta” and high-quality characteristics may produce higher risk-adjusted returns over a full market cycle than an approach which emphasizes high “beta” or poor quality. The Adviser will tactically manage the Fund’s “beta” exposure through the use of Equity Instruments. The Adviser expects that the Fund’s targeted annualized tracking error, when taking into consideration the Fund’s portfolio “beta” relative to the U.S. equity market, will typically range between 2% - 6% over the long term.

In constructing the portfolio, the Adviser uses quantitative models that combine statistical measures of risk with active management focused on improving the portfolio’s quality characteristics, as well as additional criteria that form the Adviser’s security selection process, while also diversifying by issuer and industry. The Adviser uses volatility and correlation forecasting and other portfolio construction methodologies to manage the Fund. The Adviser utilizes quantitative risk models in furtherance of the Fund’s investment objective, which seek to control portfolio level risk. Shifts in allocations among issuers and industries will be determined using the quantitative models based on the Adviser’s determinations of risk and quality, as well as other factors including, but not limited to, managing industry and sector exposures. The Fund bears the risk that the quantitative models used by the portfolio managers will not be successful in forecasting market returns or in determining the weighting of investment positions that will enable the Fund to achieve its investment objective.

When selecting securities for the portfolio, the Adviser will employ tax management strategies which consider the potential impact of federal income tax on shareholders’ investment return. These tax management strategies are generally designed to both (i) reduce the Fund’s overall realization of capital gains, and (ii) minimize the Fund’s realized short-term capital gains as a percentage of the Fund’s total realized capital gains (both long-term and short term), as compared to funds that do not take tax consequences into account. Investors should not expect that there will be no capital gain distributions or that the Fund’s short-term capital gains distributions will necessarily be less than its long-term capital gains distributions, however, as the Fund will balance investment considerations with tax consequences in making investment decisions and the Fund may not employ these tax management strategies at all times. The techniques that may be used to attempt to reduce the impact of federal income tax on shareholders’ investment returns include:

•	when believed by the Adviser to be appropriate, selling stocks to realize losses, with the specific purpose of offsetting gains;

•	deferring realizations of net capital gains;

•	limiting portfolio turnover that may result in taxable gains; and

•

choosing a tax accounting method that reduces tax liability: for example, using the highest-in, first-out (HIFO) method which sells tax lots of securities that have a higher tax basis before selling tax lots of securities that have a lower tax basis.

The Fund invests significantly in common stocks. The Fund may also invest in or use financial futures contracts as well as exchange-traded funds and similar pooled investment vehicles, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.

There is no assurance that the Fund’s use of Equity Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.

The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each Equity Instrument.

The Fund is not a complete investment program and should be considered only as one part of an investment portfolio. The Fund is more appropriate for long-term investors who can bear the risk of short-term NAV fluctuations, which at times, may be significant and rapid, however, all investments long- or short-term are subject to risk of loss.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE